Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Commitments to Purchase Raw Materials or Service	As of March 31, 2024, Lakeshore Group has the following commitments to purchase raw materials or services:
	As of March 31,
	2024	2024
	(RMB)	(US$)
Construction in progress	27,531,843	$3,880,457
Other professional service fee	3,050,850	430,000
Purchase raw materials	38,275,819	5,394,760
Research and development	51,593,189	7,271,767
Total	120,451,701	$16,976,984